Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Of Parent Entity Financial Information [Abstract]
Summary Of Parent Entity Financial Information Explanatory	The individual financial statements for the parent entity show the following aggregate amounts:

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Balance Sheet
Current Assets	78,939	35,381
Total Assets	1,285,153	1,122,282

Current Liabilities	17,595	14,879
Total Liabilities	139,991	16,964

Shareholders' Equity
Issued Capital	1,530,774	1,508,846
Reserves
Foreign Currency Translation Reserve	(208,309)	(262,349)
Share Options Reserve	118,322	111,273
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(308,594)	(265,421)
	1,145,162	1,105,318

Loss for the period	(43,173)	(35,672)
Total comprehensive loss for the period	(43,173)	(35,672)